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                                              Rule 497(j)
                                              Reg. No. 33-25825

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, the Registrant, Dean Witter Select Municipal Trust Vermont
Portfolio Series 2 certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that con-tained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration state-ment has been filed electronically.

                           DEAN WITTER SELECT MUNICIPAL TRUST,
                           VERMONT PORTFOLIO SERIES 2
                           (Registrant)

                           By:  Dean Witter Reynolds Inc.
                                (Depositor)


                                Thomas Hines
                                Thomas Hines
                                Authorized Signatory


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C.  20549